Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock	3 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Redeemable Class A common stock [Member]
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income
Net earnings
Denominator: Weighted average redeemable Class A common stock
Redeemable Class A common stock, basic and diluted (in Shares) | shares	30,000,000
Earnings/basic and diluted redeemable Class A common stock (in Dollars per share) | $ / shares	$ 0.00
Non-redeemable Class B common stock [Member]
Numerator: Net income minus redeemable net earnings
Net income (loss)	$ (7,196,839)
Redeemable net earnings
Non-redeemable net loss	$ (7,196,839)
Denominator: weighted average non-redeemable Class B common stock
Non-redeemable Class B common stock, basic and diluted (in Shares) | shares	6,856,915
Loss/ Basic and diluted non-redeemable common stock (in Dollars per share) | $ / shares	$ (1.15)